Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (96.1%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (12.0%)
58.com, Inc., ADR *	Cayman Islands	123,654	8,122
Autohome, Inc., ADR	Cayman Islands	125,896	13,234
China Mobile, Ltd.	Hong Kong	1,063,500	10,838
MTN Group, Ltd.	South Africa	1,166,600	7,165
NAVER Corp.	South Korea	49,620	5,421
Tencent Holdings, Ltd.	Cayman Islands	974,700	44,824

Total			89,604

Consumer Discretionary (12.7%)
Astra International Tbk PT	Indonesia	26,455,400	13,609
China International Travel Service Corp., Ltd.	China	1,303,501	13,593
Hero MotoCorp, Ltd.	India	133,100	4,903
Huazhu Group, Ltd., ADR	Cayman Islands	218,320	9,200
Lojas Renner SA	Brazil	816,144	9,130
Midea Group Co., Ltd.	China	1,257,784	9,121
Naspers, Ltd. - Class N	South Africa	51,930	11,993
SACI Falabella	Chile	821,570	6,109
Truworths International, Ltd.	South Africa	817,078	3,929
Yum China Holdings, Inc.	United States	292,258	13,125

Total			94,712

Consumer Staples (11.0%)
Ambev SA, ADR	Brazil	2,305,909	9,915
BIM Birlesik Magazalar AS	Turkey	473,600	6,473
BRF SA *	Brazil	698,635	4,042
Fomento Economico Mexicano SAB de CV, ADR	Mexico	151,100	13,944
Hindustan Unilever, Ltd.	India	331,022	8,154
ITC, Ltd.	India	3,371,222	14,431
Kweichow Moutai Co., Ltd.	China	163,880	20,826
Massmart Holdings, Ltd.	South Africa	777,744	4,285

Total			82,070

Energy (3.6%)
LUKOIL PJSC, ADR	Russia	209,806	18,783
Tenaris SA, ADR	Luxembourg	272,100	7,687

Total			26,470

Financials (25.0%)
AIA Group, Ltd.	Hong Kong	1,979,800	19,710
Banco Bradesco SA, ADR	Brazil	2,398,723	26,170
Banco Santander Chile, ADR	Chile	234,812	6,986
Bank Central Asia Tbk PT	Indonesia	7,520,500	14,655
Bank of the Philippine Islands	Philippines	4,608,896	7,390
Bank Pekao SA	Poland	174,472	4,999
Bank Rakyat Indonesia Persero Tbk PT	Indonesia	4,819,300	1,394
Grupo Financiero Banorte SAB de CV	Mexico	2,356,960	12,805
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	360,647	12,570
Housing Development Finance Corp., Ltd.	India	966,571	27,403

Common Stocks (96.1%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Kotak Mahindra Bank, Ltd.	India	683,880	13,174
Ping An Insurance Group Co. of China, Ltd. - Class H	China	2,311,000	25,878
Public Bank Bhd	Malaysia	1,566,600	8,887
The Siam Commercial Bank PCL	Thailand	1,112,400	4,627

Total			186,648

Health Care (0.5%)
Wuxi Biologics Cayman, Inc. *	Cayman Islands	396,500	3,856

Total			3,856

Industrials (2.7%)
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	517,980	8,371
Shanghai International Airport Co., Ltd.	China	1,255,182	11,608

Total			19,979

Information Technology (12.8%)
Hangzhou Hikvision Digital Technology Co., Ltd.	China	2,026,862	10,577
Samsung Electronics Co., Ltd.	South Korea	768,150	30,216
Sunny Optical Technology Group Co., Ltd.	Cayman Islands	265,900	3,175
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,800,290	38,237
Tata Consultancy Services, Ltd.	India	456,962	13,193

Total			95,398

Materials (9.3%)
Grasim Industries, Ltd.	India	593,500	7,368
Indocement Tunggal Prakarsa Tbk PT	Indonesia	5,235,000	8,051
LG Chem, Ltd.	South Korea	39,277	12,664
The Siam Cement PCL	Thailand	961,300	14,479
UltraTech Cement, Ltd.	India	170,064	9,817
Vale SA, ADR	Brazil	1,302,100	17,006

Total			69,385

Real Estate (6.5%)
Ayala Land, Inc.	Philippines	18,736,700	16,021
China Resources Land, Ltd.	Cayman Islands	3,782,000	16,959
Hang Lung Group, Ltd.	Hong Kong	889,000	2,854
Hang Lung Properties, Ltd.	Hong Kong	2,326,000	5,677
Multiplan Empreendimentos Imobiliarios SA	Brazil	1,198,400	7,159

Total			48,670

Total Common Stocks (Cost: $624,881)			716,792

Emerging Markets Equity Portfolio

Preferred Stocks (2.4%)	Country	Shares/ Par +	Value $ (000’s)
Consumer Staples (0.2%)
Amorepacific Corp.	South Korea	14,954	1,409

Total			1,409

Energy (0.5%)
Petroleo Brasileiro SA	Brazil	533,000	3,820

Total			3,820

Information Technology (1.7%)
Samsung Electronics Co., Ltd.	South Korea	402,300	12,848

Total			12,848

Total Preferred Stocks (Cost: $19,774)			18,077

Short-Term Investments (1.5%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds (1.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class
2.390%#	United States	10,864,449	10,864

Total			10,864

Total Short-Term Investments (Cost: $10,864)			10,864

Total Investments (100.0%) (Cost: $655,519)@			745,733

Other Assets, Less Liabilities (0.0%)			206

Net Assets (100.0%)			745,939

Investments Percentage by Country is based on Net Assets:
Cayman Islands	13.4%
India	13.3%
China	12.3%
Brazil	10.2%
South Korea	8.4%
Hong Kong	6.9%
Taiwan	5.1%
Indonesia	5.0%
Other	25.4%

Total	100.0%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $655,519 and the net unrealized appreciation of investments based on that cost was $90,214 which is comprised of $133,716 aggregate gross unrealized appreciation and $43,502 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$18,077	$—	$—
Common Stocks
Financials	182,021	4,627	—
All Others	530,144	—	—
Short-Term Investments	10,864	—	—

Total Assets:	$741,106	$4,627	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand